Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 2,874	$ 3,271	$ 6,752
—Foreign	33,452	35,112	26,372
Provision for income tax current, total	36,326	38,383	33,124
Deferred—The Netherlands	0	0	0
—Foreign	(68,086)	(22,767)	(31,861)
Provision for income tax deferred, total	(68,086)	(22,767)	(31,861)
Total provision for income taxes	$ (31,760)	$ 15,616	$ 1,263